Preferred and Common Stock	12 Months Ended
Dec. 31, 2012
Preferred And Common Stock [Abstract]
Preferred and common stock
NOTE 17: PREFERRED AND COMMON STOCK

Navios Holdings
In November 2008, the Board of Directors approved a share repurchase program for up to $25,000 of Navios Holdings' common stock. Share repurchases are made pursuant to a program adopted under Rule 10b5-1 under the Exchange Act. The program does not require any minimum purchase or any specific number or amount of shares and may be suspended or reinstated at any time in Navios Holdings' discretion and without notice. Repurchases are subject to restrictions under the terms of the Company's credit facilities and indentures. During 2011, Navios Holdings repurchased 73,651 shares for a total cost of $221. There were no shares repurchased during 2010 and 2012.
Issuances to Employees and Exercise of Options
During 2012, pursuant to the stock plan approved by the Board of Directors, 29,251 shares were issued following the exercise of options for cash at an exercise price of $3.18 per share for a total of $93.
On December 20, 2012, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 801,028 shares of restricted common stock, 31,000 restricted stock units and 1,344,357 stock options.
During 2011, pursuant to the stock plan approved by the Board of Directors, 130,578 shares were issued following the exercise of options for cash at an exercise price of $3.18 per share for a total of $415.
On December 5, 2011, pursuant to the stock plan approved by the Board of Directors Navios Holdings issued to its employees 784,273 shares of restricted common stock, 29,000 restricted stock units and 1,344,353 stock options.

Vested, Surrendered and Forfeited
During 2012, 24,932 restricted stock units, issued to the Company's employees in 2011, 2010 and 2009, have vested.
During 2011, 15,264 restricted stock units that were issued to the Company's employees in 2009 and 2010 have vested.

During the years ended December 31, 2012 and 2011, 6,602 and 8,869 restricted shares of common stock, respectively, were forfeited upon termination of employment.
Issuances for Construction or Purchase of Vessels and Buyback of $131,320 2% Preferred Stock
During 2010, the Company issued on various dates 13,410 shares of 2% Mandatorily Convertible Preferred Stock (“Preferred Stock”) at $10.0 nominal value per share to partially finance the acquisition of the Navios Antares, the Navios Azimuth, the Navios Melodia, the Navios Fulvia, the Navios Buena Ventura, the Navios Luz, the Navios Etoile and the Navios Bonheur. On December 27, 2010, Navios repurchased $131,320 (or 13,132 shares) of certain Preferred Stock previously issued in connection with the acquisition of such Capesize vessels for a cash consideration of $49,245.
All above mentioned issued shares of Preferred Stock were recorded at fair market value on issuance (See also Note 2 (ac)).
          Navios Holdings had as of December 31, 2012 and 2011, 103,255,409 and 102,409,364 shares of common stock, respectively, and 8,479 Preferred Stock outstanding for both years.